Loans Receivable, Net (Impaired Financing Receivables) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, related allowance	$ 0	$ 14,289	$ 81,600
Impaired financing receivable, recorded investment	8,442,306	8,328,034	12,647,328
Impaired financing receivable, unpaid principal balance	11,077,416	11,063,835	15,328,828
Impaired financing receivable, average recorded investment	10,793,223	13,213,835	13,122,468
Impaired financing receivable, interest income, accrual method	213,646	261,201	295,579
Residential Real Estate
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	1,883,741	2,181,740	2,922,105
Impaired financing receivable, with no related allowance, unpaid principal balance	2,333,741	2,263,240	3,033,735
Impaired financing receivable, with no related allowance, average recorded investment	2,889,065	3,443,140	3,014,807
Impaired financing receivable, with no related allowance, interest income, accrual method	24,273	6,371	13,909
Impaired financing receivable, related allowance	0	0	0
Impaired financing receivable, recorded investment	1,883,741	2,181,740	2,922,105
Impaired financing receivable, unpaid principal balance	2,333,741	2,263,240	3,033,735
Impaired financing receivable, average recorded investment	2,889,065	3,443,140	3,014,807
Impaired financing receivable, interest income, accrual method	24,273	6,371	13,909
Consumer Loans
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	181,617	110,114	120,889
Impaired financing receivable, with no related allowance, unpaid principal balance	209,427	118,414	129,188
Impaired financing receivable, with no related allowance, average recorded investment	279,183	293,287	130,202
Impaired financing receivable, with no related allowance, interest income, accrual method	0	0	0
Impaired financing receivable, with related allowance, recorded investment		60,438	251,493
Impaired financing receivable, with related allowance, unpaid principal balance		60,438	256,923
Impaired financing receivable, related allowance	0	1,699	32,300
Impaired financing receivable, with related allowance, average recorded investment		61,947	254,611
Impaired financing receivable, with related allowance, interest income, accrual method		4,591	4,789
Impaired financing receivable, recorded investment	181,617	170,552	372,382
Impaired financing receivable, unpaid principal balance	209,427	178,852	386,111
Impaired financing receivable, average recorded investment	279,183	355,234	384,813
Impaired financing receivable, interest income, accrual method	0	4,591	4,789
Commercial Business
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	100,401	145,401	162,201
Impaired financing receivable, with no related allowance, unpaid principal balance	950,401	995,401	362,201
Impaired financing receivable, with no related allowance, average recorded investment	141,940	300,386	190,562
Impaired financing receivable, with no related allowance, interest income, accrual method	0	0	0
Impaired financing receivable, related allowance	0	0	0
Impaired financing receivable, recorded investment	100,401	145,401	162,201
Impaired financing receivable, unpaid principal balance	950,401	995,401	362,201
Impaired financing receivable, average recorded investment	141,940	300,386	190,562
Impaired financing receivable, interest income, accrual method	0	0	0
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	6,276,547	5,424,701	8,620,301
Impaired financing receivable, with no related allowance, unpaid principal balance	7,583,847	7,207,688	10,969,642
Impaired financing receivable, with no related allowance, average recorded investment	7,483,035	8,688,506	8,952,868
Impaired financing receivable, with no related allowance, interest income, accrual method	189,373	227,441	245,197
Impaired financing receivable, with related allowance, recorded investment		405,640	570,339
Impaired financing receivable, with related allowance, unpaid principal balance		418,654	577,139
Impaired financing receivable, related allowance	0	12,590	49,300
Impaired financing receivable, with related allowance, average recorded investment		426,569	579,418
Impaired financing receivable, with related allowance, interest income, accrual method		22,798	31,684
Impaired financing receivable, recorded investment	6,276,547	5,830,341	9,190,640
Impaired financing receivable, unpaid principal balance	7,583,847	7,626,342	11,546,781
Impaired financing receivable, average recorded investment	7,483,035	9,115,075	9,532,286
Impaired financing receivable, interest income, accrual method	$ 189,373	$ 250,239	$ 276,881